Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 256,753	¥ 285,760	¥ 471,119	¥ 512,156
Gain (losses) on sale from securitization and loan sales	¥ 4,613	¥ 5,744	¥ 9,215	¥ 11,156